Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	DIAMOND HILL FUNDS
Central Index Key	0001032423
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

Class A, C and I Shares | Diamond Hill Small Cap Fund
Diamond Hill Small Cap Fund
Investment Objective
The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, C and I Shares Diamond Hill Small Cap Fund	Class A	Class C	Class I
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C and I Shares Diamond Hill Small Cap Fund	Class A	Class C	Class I
Management fees	0.80%	0.80%	0.80%
Distribution (12b-1) fees	0.25%	1.00%	none
Other expenses	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.31%	2.06%	1.06%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C and I Shares Diamond Hill Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	627	894	1,182	2,000
Class C	309	646	1,108	2,390
Class I	108	337	585	1,294

Expense Example, No Redemption Class A, C and I Shares Diamond Hill Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	627	894	1,182	2,000
Class C	209	646	1,108	2,390
Class I	108	337	585	1,294

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. Small cap companies are defined as companies with market capitalizations at the time of purchase below $2.5 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase. The capitalization range of the Russell 2000 Index is between $101 million and $2.608 billion as of May 31, 2012 The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31
Returns do not reflect sales charges and would be lower if they did.

Best Quarter:	2Q '03, +28.68%	Worst Quarter:	4Q '08, -22.15%

Average Annual Total Returns as of 12/31/12
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Average Annual Total Returns Class A, C and I Shares Diamond Hill Small Cap Fund	Inception Date of Class	One Year	Five Year	Ten Year
Class A	Dec 29, 2000	7.24%	3.15%	10.18%
Class A After Taxes on Distributions	Dec 29, 2000	6.59%	2.82%	9.76%
Class A After Taxes on Distributions and Sale of Fund Shares	Dec 29, 2000	5.56%	2.66%	9.00%
Class C	Feb 20, 2001	11.04%	3.44%	9.93%
Class I	Apr 29, 2005	13.17%	4.57%	11.05%
Russell 2000 Index		16.35%	3.56%	9.72%

Historical performance for Class I shares prior to their inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges.

The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A, C and I Shares | Diamond Hill Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. Small cap companies are defined as companies with market capitalizations at the time of purchase below $2.5 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase. The capitalization range of the Russell 2000 Index is between $101 million and $2.608 billion as of May 31, 2012 The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

		Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return years ended 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q '03, +28.68%	Worst Quarter:	4Q '08, -22.15%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund's Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Historical performance for Class I shares prior to their inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges.

The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class A, C and I Shares | Diamond Hill Small Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHSCX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	627
3 Years	rr_ExpenseExampleYear03	894
5 Years	rr_ExpenseExampleYear05	1,182
10 Years	rr_ExpenseExampleYear10	2,000
1 Year	rr_ExpenseExampleNoRedemptionYear01	627
3 Years	rr_ExpenseExampleNoRedemptionYear03	894
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,182
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,000
2003	rr_AnnualReturn2003	50.18%
2004	rr_AnnualReturn2004	29.26%
2005	rr_AnnualReturn2005	12.90%
2006	rr_AnnualReturn2006	7.03%
2007	rr_AnnualReturn2007	(3.79%)
2008	rr_AnnualReturn2008	(25.99%)
2009	rr_AnnualReturn2009	28.92%
2010	rr_AnnualReturn2010	22.99%
2011	rr_AnnualReturn2011	(7.17%)
2012	rr_AnnualReturn2012	12.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.15%)
One Year	rr_AverageAnnualReturnYear01	7.24%
Five Year	rr_AverageAnnualReturnYear05	3.15%
Ten Year	rr_AverageAnnualReturnYear10	10.18%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 29, 2000
Class A, C and I Shares | Diamond Hill Small Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHSMX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%
1 Year	rr_ExpenseExampleYear01	309
3 Years	rr_ExpenseExampleYear03	646
5 Years	rr_ExpenseExampleYear05	1,108
10 Years	rr_ExpenseExampleYear10	2,390
1 Year	rr_ExpenseExampleNoRedemptionYear01	209
3 Years	rr_ExpenseExampleNoRedemptionYear03	646
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
One Year	rr_AverageAnnualReturnYear01	11.04%
Five Year	rr_AverageAnnualReturnYear05	3.44%
Ten Year	rr_AverageAnnualReturnYear10	9.93%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb 20, 2001
Class A, C and I Shares | Diamond Hill Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHSIX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	337
5 Years	rr_ExpenseExampleNoRedemptionYear05	585
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,294
One Year	rr_AverageAnnualReturnYear01	13.17%
Five Year	rr_AverageAnnualReturnYear05	4.57%
Ten Year	rr_AverageAnnualReturnYear10	11.05%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class A, C and I Shares | Diamond Hill Small Cap Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.59%
Five Year	rr_AverageAnnualReturnYear05	2.82%
Ten Year	rr_AverageAnnualReturnYear10	9.76%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 29, 2000
Class A, C and I Shares | Diamond Hill Small Cap Fund | After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.56%
Five Year	rr_AverageAnnualReturnYear05	2.66%
Ten Year	rr_AverageAnnualReturnYear10	9.00%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 29, 2000
Class A, C and I Shares | Diamond Hill Small Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.35%
Five Year	rr_AverageAnnualReturnYear05	3.56%
Ten Year	rr_AverageAnnualReturnYear10	9.72%

Class A, C and I Shares | Diamond Hill Small-Mid Cap Fund
Diamond Hill Small-Mid Cap Fund
Investment Objective
The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, C and I Shares Diamond Hill Small-Mid Cap Fund	Class A	Class C	Class I
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C and I Shares Diamond Hill Small-Mid Cap Fund	Class A	Class C	Class I
Management fees	0.75%	0.75%	0.75%
Distribution (12b-1) fees	0.25%	1.00%	none
Other expenses	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.26%	2.01%	1.01%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C and I Shares Diamond Hill Small-Mid Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	622	880	1,157	1,946
Class C	304	630	1,083	2,338
Class I	103	322	558	1,236

Expense Example, No Redemption Class A, C and I Shares Diamond Hill Small-Mid Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	622	880	1,157	1,946
Class C	204	630	1,083	2,338
Class I	103	322	558	1,236

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. Small and mid cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index at the time of purchase. The capitalization range of the Russell 2500 Index is between $101 million and $6.345 billion as of May 31, 2012. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class I Annual Total Return years ended 12/31
Class I shares are not subject to a sales charge and returns would be lower if they were.

Best Quarter:	2Q '09, +30.36%	Worst Quarter:	4Q '08, -23.98%

Average Annual Total Returns as of 12/31/12
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Average Annual Total Returns Class A, C and I Shares Diamond Hill Small-Mid Cap Fund	Inception Date of Class	One Year	Five Year	Since Inception
Class I	Dec 30, 2005	15.74%	6.40%	5.92%
Class I After Taxes on Distributions	Dec 30, 2005	15.18%	6.12%	5.57%
Class I After Taxes on Distributions and Sale of Fund Shares	Dec 30, 2005	10.91%	5.47%	5.03%
Class C	Dec 30, 2005	13.57%	5.27%	4.79%
Class A	Dec 30, 2005	9.63%	4.96%	4.77%
Russell 2500 Index		17.88%	4.34%	5.52%

The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A, C and I Shares | Diamond Hill Small-Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Small-Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. Small and mid cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index at the time of purchase. The capitalization range of the Russell 2500 Index is between $101 million and $6.345 billion as of May 31, 2012. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

		Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return years ended 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Class I shares are not subject to a sales charge and returns would be lower if they were.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class I shares are not subject to a sales charge and returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q '09, +30.36%	Worst Quarter:	4Q '08, -23.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class A, C and I Shares | Diamond Hill Small-Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHMAX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	622
3 Years	rr_ExpenseExampleYear03	880
5 Years	rr_ExpenseExampleYear05	1,157
10 Years	rr_ExpenseExampleYear10	1,946
1 Year	rr_ExpenseExampleNoRedemptionYear01	622
3 Years	rr_ExpenseExampleNoRedemptionYear03	880
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,157
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,946
One Year	rr_AverageAnnualReturnYear01	9.63%
Five Year	rr_AverageAnnualReturnYear05	4.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Class A, C and I Shares | Diamond Hill Small-Mid Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHMCX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
1 Year	rr_ExpenseExampleYear01	304
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	1,083
10 Years	rr_ExpenseExampleYear10	2,338
1 Year	rr_ExpenseExampleNoRedemptionYear01	204
3 Years	rr_ExpenseExampleNoRedemptionYear03	630
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,338
One Year	rr_AverageAnnualReturnYear01	13.57%
Five Year	rr_AverageAnnualReturnYear05	5.27%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Class A, C and I Shares | Diamond Hill Small-Mid Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHMIX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	322
5 Years	rr_ExpenseExampleNoRedemptionYear05	558
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,236
2006	rr_AnnualReturn2006	10.18%
2007	rr_AnnualReturn2007	(0.44%)
2008	rr_AnnualReturn2008	(29.77%)
2009	rr_AnnualReturn2009	41.36%
2010	rr_AnnualReturn2010	23.43%
2011	rr_AnnualReturn2011	(3.86%)
2012	rr_AnnualReturn2012	15.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.98%)
One Year	rr_AverageAnnualReturnYear01	15.74%
Five Year	rr_AverageAnnualReturnYear05	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Class A, C and I Shares | Diamond Hill Small-Mid Cap Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.18%
Five Year	rr_AverageAnnualReturnYear05	6.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Class A, C and I Shares | Diamond Hill Small-Mid Cap Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.91%
Five Year	rr_AverageAnnualReturnYear05	5.47%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Class A, C and I Shares | Diamond Hill Small-Mid Cap Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.88%
Five Year	rr_AverageAnnualReturnYear05	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%

Class A, C and I Shares | Diamond Hill Large Cap Fund
Diamond Hill Large Cap Fund
Investment Objective
The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, C and I Shares Diamond Hill Large Cap Fund	Class A	Class C	Class I
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C and I Shares Diamond Hill Large Cap Fund	Class A	Class C	Class I
Management fees	0.55%	0.55%	0.55%
Distribution (12b-1) fees	0.25%	1.00%	none
Other expenses	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.06%	1.81%	0.81%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C and I Shares Diamond Hill Large Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	603	820	1,056	1,729
Class C	284	569	980	2,127
Class I	83	259	450	1,002

Expense Example, No Redemption Class A, C and I Shares Diamond Hill Large Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	603	820	1,056	1,729
Class C	184	569	980	2,127
Class I	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. Large cap companies are defined as companies with market capitalizations at the time of purchase of $5 billion or greater, or in the range of those market capitalizations of companies included in the Russell 1000 Index at the time of purchase. The capitalization range of the Russell 1000 Index is between $1.354 billion and $540.213 billion as of May 31, 2012. The size of the companies included in the Russell 1000 Index will change with market conditions.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class I Annual Total Return years ended 12/31
Class I shares are not subject to a sales charge and returns would be lower if they were.

Best Quarter:	2Q '09, +17.95%	Worst Quarter:	4Q '08, -21.48%

Average Annual Total Returns as of 12/31/12
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Average Annual Total Returns Class A, C and I Shares Diamond Hill Large Cap Fund	Inception Date of Class	One Year	Five Year	Ten Year
Class I	Jan 31, 2005	12.62%	1.86%	9.59%
Class I After Taxes on Distributions	Jan 31, 2005	12.33%	1.64%	9.26%
Class I After Taxes on Distributions and Sale of Fund Shares	Jan 31, 2005	8.59%	1.55%	8.46%
Class C	Sep 25, 2001	10.49%	0.75%	8.47%
Class A	Jun 29, 2001	6.66%	0.48%	8.73%
Russell 1000 Index		16.42%	1.92%	7.52%

Historical performance for Class I shares prior to their inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges.

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A, C and I Shares | Diamond Hill Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Large Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. Large cap companies are defined as companies with market capitalizations at the time of purchase of $5 billion or greater, or in the range of those market capitalizations of companies included in the Russell 1000 Index at the time of purchase. The capitalization range of the Russell 1000 Index is between $1.354 billion and $540.213 billion as of May 31, 2012. The size of the companies included in the Russell 1000 Index will change with market conditions.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

		Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return years ended 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Class I shares are not subject to a sales charge and returns would be lower if they were.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class I shares are not subject to a sales charge and returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q '09, +17.95%	Worst Quarter:	4Q '08, -21.48%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Historical performance for Class I shares prior to their inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges.

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class A, C and I Shares | Diamond Hill Large Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHLAX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	603
3 Years	rr_ExpenseExampleYear03	820
5 Years	rr_ExpenseExampleYear05	1,056
10 Years	rr_ExpenseExampleYear10	1,729
1 Year	rr_ExpenseExampleNoRedemptionYear01	603
3 Years	rr_ExpenseExampleNoRedemptionYear03	820
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,729
One Year	rr_AverageAnnualReturnYear01	6.66%
Five Year	rr_AverageAnnualReturnYear05	0.48%
Ten Year	rr_AverageAnnualReturnYear10	8.73%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Class A, C and I Shares | Diamond Hill Large Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHLCX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	284
3 Years	rr_ExpenseExampleYear03	569
5 Years	rr_ExpenseExampleYear05	980
10 Years	rr_ExpenseExampleYear10	2,127
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	980
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
One Year	rr_AverageAnnualReturnYear01	10.49%
Five Year	rr_AverageAnnualReturnYear05	0.75%
Ten Year	rr_AverageAnnualReturnYear10	8.47%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep 25, 2001
Class A, C and I Shares | Diamond Hill Large Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHLRX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	259
5 Years	rr_ExpenseExampleNoRedemptionYear05	450
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,002
2003	rr_AnnualReturn2003	31.92%
2004	rr_AnnualReturn2004	21.12%
2005	rr_AnnualReturn2005	16.61%
2006	rr_AnnualReturn2006	15.49%
2007	rr_AnnualReturn2007	5.88%
2008	rr_AnnualReturn2008	(33.82%)
2009	rr_AnnualReturn2009	30.71%
2010	rr_AnnualReturn2010	9.72%
2011	rr_AnnualReturn2011	2.60%
2012	rr_AnnualReturn2012	12.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.48%)
One Year	rr_AverageAnnualReturnYear01	12.62%
Five Year	rr_AverageAnnualReturnYear05	1.86%
Ten Year	rr_AverageAnnualReturnYear10	9.59%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005
Class A, C and I Shares | Diamond Hill Large Cap Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.33%
Five Year	rr_AverageAnnualReturnYear05	1.64%
Ten Year	rr_AverageAnnualReturnYear10	9.26%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005
Class A, C and I Shares | Diamond Hill Large Cap Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.59%
Five Year	rr_AverageAnnualReturnYear05	1.55%
Ten Year	rr_AverageAnnualReturnYear10	8.46%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005
Class A, C and I Shares | Diamond Hill Large Cap Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Year	rr_AverageAnnualReturnYear05	1.92%
Ten Year	rr_AverageAnnualReturnYear10	7.52%

Class A, C and I Shares | Diamond Hill Select Fund
Diamond Hill Select Fund
Investment Objective
The investment objective of the Diamond Hill Select Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, C and I Shares Diamond Hill Select Fund	Class A	Class C	Class I
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C and I Shares Diamond Hill Select Fund	Class A	Class C	Class I
Management fees	0.70%	0.70%	0.70%
Distribution (12b-1) fees	0.25%	1.00%	none
Other expenses	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.21%	1.96%	0.96%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C and I Shares Diamond Hill Select Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	617	865	1,132	1,893
Class C	299	615	1,057	2,285
Class I	98	306	531	1,178

Expense Example, No Redemption Class A, C and I Shares Diamond Hill Select Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	617	865	1,132	1,893
Class C	199	615	1,057	2,285
Class I	98	306	531	1,178

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets in 30 to 40 select U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class I Annual Total Return years ended 12/31
Class I shares are not subject to a sales charge and returns would be lower if they were.

Best Quarter:	2Q '09, +20.03%	Worst Quarter:	4Q '08, -20.99%

Average Annual Total Returns as of 12/31/12
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Average Annual Total Returns Class A, C and I Shares Diamond Hill Select Fund	Inception Date of Class	One Year	Five Year	Since Inception
Class I	Dec 30, 2005	11.54%	1.70%	4.00%
Class I After Taxes on Distributions	Dec 30, 2005	10.97%	1.39%	3.24%
Class I After Taxes on Distributions and Sale of Fund Shares	Dec 30, 2005	8.24%	1.39%	3.14%
Class C	Dec 30, 2005	9.44%	0.60%	2.90%
Class A	Dec 30, 2005	5.71%	0.33%	2.89%
Russell 3000 Index		16.42%	2.04%	4.34%

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A, C and I Shares | Diamond Hill Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Select Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests its assets in 30 to 40 select U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

		Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return years ended 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Class I shares are not subject to a sales charge and returns would be lower if they were.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class I shares are not subject to a sales charge and returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q '09, +20.03%	Worst Quarter:	4Q '08, -20.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class A, C and I Shares | Diamond Hill Select Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHTAX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	617
3 Years	rr_ExpenseExampleYear03	865
5 Years	rr_ExpenseExampleYear05	1,132
10 Years	rr_ExpenseExampleYear10	1,893
1 Year	rr_ExpenseExampleNoRedemptionYear01	617
3 Years	rr_ExpenseExampleNoRedemptionYear03	865
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,132
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,893
One Year	rr_AverageAnnualReturnYear01	5.71%
Five Year	rr_AverageAnnualReturnYear05	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Class A, C and I Shares | Diamond Hill Select Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHTCX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
1 Year	rr_ExpenseExampleYear01	299
3 Years	rr_ExpenseExampleYear03	615
5 Years	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	2,285
1 Year	rr_ExpenseExampleNoRedemptionYear01	199
3 Years	rr_ExpenseExampleNoRedemptionYear03	615
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,285
One Year	rr_AverageAnnualReturnYear01	9.44%
Five Year	rr_AverageAnnualReturnYear05	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Class A, C and I Shares | Diamond Hill Select Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHLTX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	306
5 Years	rr_ExpenseExampleNoRedemptionYear05	531
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,178
2006	rr_AnnualReturn2006	14.04%
2007	rr_AnnualReturn2007	6.10%
2008	rr_AnnualReturn2008	(32.85%)
2009	rr_AnnualReturn2009	33.63%
2010	rr_AnnualReturn2010	11.19%
2011	rr_AnnualReturn2011	(2.25%)
2012	rr_AnnualReturn2012	11.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.99%)
One Year	rr_AverageAnnualReturnYear01	11.54%
Five Year	rr_AverageAnnualReturnYear05	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Class A, C and I Shares | Diamond Hill Select Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.97%
Five Year	rr_AverageAnnualReturnYear05	1.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Class A, C and I Shares | Diamond Hill Select Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.24%
Five Year	rr_AverageAnnualReturnYear05	1.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Class A, C and I Shares | Diamond Hill Select Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Year	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%

Class A, C and I Shares | Diamond Hill Long-Short Fund
Diamond Hill Long-Short Fund
Investment Objective
The investment objective of the Diamond Hill Long-Short Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, C and I Shares Diamond Hill Long-Short Fund	Class A	Class C	Class I
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C and I Shares Diamond Hill Long-Short Fund		Class A	Class C	Class I
Management fees		0.90%	0.90%	0.90%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses - Administration, accounting and custody fees		0.26%	0.26%	0.26%
Other expenses - Dividend expenses on short sales		0.34%	0.34%	0.34%
Total other expenses	[1]	0.60%	0.60%	0.60%
Total annual fund operating expenses		1.75%	2.50%	1.50%
[1]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C and I Shares Diamond Hill Long-Short Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	1,024	1,401	2,459
Class C	353	779	1,331	2,836
Class I	153	474	818	1,791

Expense Example, No Redemption Class A, C and I Shares Diamond Hill Long-Short Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	1,024	1,401	2,459
Class C	253	779	1,331	2,836
Class I	153	474	818	1,791

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund's assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund's net assets.

Once a stock is purchased or sold short, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall equity market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund's exposure to domestic stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class I Annual Total Return years ended 12/31
Class I shares are not subject to a sales charge and returns would be lower if they were.

Best Quarter:	2Q '03, +19.44%	Worst Quarter:	4Q '08, -15.49%

Average Annual Total Returns as of 12/31/12
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Average Annual Total Returns Class A, C and I Shares Diamond Hill Long-Short Fund	Inception Date of Class	One Year	Five Year	Ten Year
Class I	Jan 31, 2005	8.77%	0.39%	8.06%
Class I After Taxes on Distributions	Jan 31, 2005	8.71%	0.30%	7.73%
Class I After Taxes on Distributions and Sale of Fund Shares	Jan 31, 2005	5.77%	0.30%	7.00%
Class C	Feb 13, 2001	6.70%	(0.70%)	6.94%
Class A	Jun 30, 2000	3.04%	(0.96%)	7.20%
Russell 1000 Index		16.42%	1.92%	7.52%
50% Russell 100 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index		8.11%	1.66%	4.87%

Historical performance for Class I shares prior to their inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges.

The Fund’s primary benchmark, the Russell 1000, is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the largest 1,000 U.S. companies, based on total market capitalization basis.

The Fund’s secondary benchmark is a blended index representing a 50% weighting of the Russell 1000 index as described above, and a 50% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A, C and I Shares | Diamond Hill Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Long-Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Long-Short Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund's assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund's net assets.

		Once a stock is purchased or sold short, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall equity market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund's exposure to domestic stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return years ended 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Class I shares are not subject to a sales charge and returns would be lower if they were.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class I shares are not subject to a sales charge and returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q '03, +19.44%	Worst Quarter:	4Q '08, -15.49%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Historical performance for Class I shares prior to their inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges.

The Fund’s primary benchmark, the Russell 1000, is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the largest 1,000 U.S. companies, based on total market capitalization basis.

The Fund’s secondary benchmark is a blended index representing a 50% weighting of the Russell 1000 index as described above, and a 50% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class A, C and I Shares | Diamond Hill Long-Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIAMX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses - Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.26%
Other expenses - Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.34%
Total other expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	669
3 Years	rr_ExpenseExampleYear03	1,024
5 Years	rr_ExpenseExampleYear05	1,401
10 Years	rr_ExpenseExampleYear10	2,459
1 Year	rr_ExpenseExampleNoRedemptionYear01	669
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,024
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,401
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,459
One Year	rr_AverageAnnualReturnYear01	3.04%
Five Year	rr_AverageAnnualReturnYear05	(0.96%)
Ten Year	rr_AverageAnnualReturnYear10	7.20%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Class A, C and I Shares | Diamond Hill Long-Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHFCX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses - Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.26%
Other expenses - Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.34%
Total other expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.50%
1 Year	rr_ExpenseExampleYear01	353
3 Years	rr_ExpenseExampleYear03	779
5 Years	rr_ExpenseExampleYear05	1,331
10 Years	rr_ExpenseExampleYear10	2,836
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	779
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,331
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,836
One Year	rr_AverageAnnualReturnYear01	6.70%
Five Year	rr_AverageAnnualReturnYear05	(0.70%)
Ten Year	rr_AverageAnnualReturnYear10	6.94%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb 13, 2001
Class A, C and I Shares | Diamond Hill Long-Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHLSX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses - Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.26%
Other expenses - Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.34%
Total other expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	474
5 Years	rr_ExpenseExampleNoRedemptionYear05	818
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,791
2003	rr_AnnualReturn2003	22.91%
2004	rr_AnnualReturn2004	16.86%
2005	rr_AnnualReturn2005	21.96%
2006	rr_AnnualReturn2006	17.37%
2007	rr_AnnualReturn2007	3.59%
2008	rr_AnnualReturn2008	(23.36%)
2009	rr_AnnualReturn2009	18.39%
2010	rr_AnnualReturn2010	0.03%
2011	rr_AnnualReturn2011	3.29%
Annual Return 2012	rr_AnnualReturn2012	8.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.49%)
One Year	rr_AverageAnnualReturnYear01	8.77%
Five Year	rr_AverageAnnualReturnYear05	0.39%
Ten Year	rr_AverageAnnualReturnYear10	8.06%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005
Class A, C and I Shares | Diamond Hill Long-Short Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.71%
Five Year	rr_AverageAnnualReturnYear05	0.30%
Ten Year	rr_AverageAnnualReturnYear10	7.73%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005
Class A, C and I Shares | Diamond Hill Long-Short Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.77%
Five Year	rr_AverageAnnualReturnYear05	0.30%
Ten Year	rr_AverageAnnualReturnYear10	7.00%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005
Class A, C and I Shares | Diamond Hill Long-Short Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Year	rr_AverageAnnualReturnYear05	1.92%
Ten Year	rr_AverageAnnualReturnYear10	7.52%
Class A, C and I Shares | Diamond Hill Long-Short Fund | 50% Russell 100 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.11%
Five Year	rr_AverageAnnualReturnYear05	1.66%
Ten Year	rr_AverageAnnualReturnYear10	4.87%

[1]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Class A, C and I Shares | Diamond Hill Research Opportunities Fund
Diamond Hill Research Opportunities Fund
Investment Objective
The investment objective of the Diamond Hill Research Opportunities Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Fund section on page 26 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, C and I Shares Diamond Hill Research Opportunities Fund	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C and I Shares Diamond Hill Research Opportunities Fund	Class A	Class C	Class I
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.25%	1.00%	none
Other expenses - Administration, accounting and custody fees	0.26%	0.26%	0.26%
Other expenses - Dividend expenses on short sales	0.10%	0.10%	0.10%
Total other expenses	0.36%	0.36%	0.36%
Total annual fund operating expenses	1.61%	2.36%	1.36%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C and I Shares Diamond Hill Research Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	656	983	1,332	2,315
Class C	339	736	1,260	2,696
Class I	138	431	745	1,635

Expense Example, No Redemption Class A, C and I Shares Diamond Hill Research Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	656	983	1,332	2,315
Class C	239	736	1,260	2,696
Class I	138	431	745	1,635

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. The fund invests primarily in common and preferred stocks.

The fund is managed by a team of research analysts of Diamond Hill Capital Management, Inc. (the "Adviser"), each of whom is a Co-manager of the fund. Research analysts are organized into sector teams. Within the sector teams, each analyst is assigned assets and is responsible for an industry-specific portion of the portfolio (the "Sleeve"). Each Co-manager is directly responsible for selecting securities and determining security weights within their respective sleeves.

In evaluating U.S. equity securities, the Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.

The fund may sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund's assets will as a matter of practice be invested in short sales.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results. In addition, many of the fund's Portfolio Managers have no experience managing a mutual fund.

Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality may also affect liquidity and make it difficult for the fund to sell the security.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2012, the bar chart and table reflect the past performance of Diamond Hill Research Partners, L.P. (the “Research Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Research Partnership were converted into assets of the fund prior to commencement of operations of the fund. The performance of the Research Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Research Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Research Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2012 is measured from March 31, 2009, the inception of the Research Partnership, and is not the performance of the fund. The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class I Annual Total Return years ended 12/31
Class I shares are not subject to a sales charge and returns would be lower if they were.

Best Quarter:	1Q '12, +13.37%	Worst Quarter:	3Q '11 -10.91%

Average Annual Total Returns as of 12/31/12
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are not provided prior to one year because the Research Partnership’s tax treatment was different than that of a registered investment company.
Average Annual Total Returns Class A, C and I Shares Diamond Hill Research Opportunities Fund	One Year	Since Inception	Inception Date
Class I	12.03%	16.90%	Mar 31, 2009
Class I After Taxes on Distributions	11.82%		Mar 31, 2009
Class I After Taxes on Distributions and Sale of Fund Shares	8.10%		Mar 31, 2009
Class C	9.91%	15.72%	Mar 31, 2009
Class A	6.16%	14.99%	Mar 31, 2009
Russell 3000 Index	16.42%	19.96%	Mar 31, 2009

The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A, C and I Shares | Diamond Hill Research Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Research Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Research Opportunities Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Fund section on page 26 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. The fund invests primarily in common and preferred stocks.

The fund is managed by a team of research analysts of Diamond Hill Capital Management, Inc. (the "Adviser"), each of whom is a Co-manager of the fund. Research analysts are organized into sector teams. Within the sector teams, each analyst is assigned assets and is responsible for an industry-specific portion of the portfolio (the "Sleeve"). Each Co-manager is directly responsible for selecting securities and determining security weights within their respective sleeves.

In evaluating U.S. equity securities, the Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.

		The fund may sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund's assets will as a matter of practice be invested in short sales.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results. In addition, many of the fund's Portfolio Managers have no experience managing a mutual fund.

		Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality may also affect liquidity and make it difficult for the fund to sell the security.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2012, the bar chart and table reflect the past performance of Diamond Hill Research Partners, L.P. (the “Research Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Research Partnership were converted into assets of the fund prior to commencement of operations of the fund. The performance of the Research Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Research Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Research Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2012 is measured from March 31, 2009, the inception of the Research Partnership, and is not the performance of the fund. The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return years ended 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Class I shares are not subject to a sales charge and returns would be lower if they were.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class I shares are not subject to a sales charge and returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1Q '12, +13.37%	Worst Quarter:	3Q '11 -10.91%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are not provided prior to one year because the Research Partnership’s tax treatment was different than that of a registered investment company.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class A, C and I Shares | Diamond Hill Research Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHROX
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses - Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.26%
Other expenses - Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.10%
Total other expenses	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
1 Year	rr_ExpenseExampleYear01	656
3 Years	rr_ExpenseExampleYear03	983
5 Years	rr_ExpenseExampleYear05	1,332
10 Years	rr_ExpenseExampleYear10	2,315
1 Year	rr_ExpenseExampleNoRedemptionYear01	656
3 Years	rr_ExpenseExampleNoRedemptionYear03	983
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,332
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,315
One Year	rr_AverageAnnualReturnYear01	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception	14.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Class A, C and I Shares | Diamond Hill Research Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DROCX
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses - Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.26%
Other expenses - Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.10%
Total other expenses	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.36%
1 Year	rr_ExpenseExampleYear01	339
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	1,260
10 Years	rr_ExpenseExampleYear10	2,696
1 Year	rr_ExpenseExampleNoRedemptionYear01	239
3 Years	rr_ExpenseExampleNoRedemptionYear03	736
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,696
One Year	rr_AverageAnnualReturnYear01	9.91%
Since Inception	rr_AverageAnnualReturnSinceInception	15.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Class A, C and I Shares | Diamond Hill Research Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DROIX
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses - Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.26%
Other expenses - Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.10%
Total other expenses	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	431
5 Years	rr_ExpenseExampleNoRedemptionYear05	745
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,635
2010	rr_AnnualReturn2010	11.59%
2011	rr_AnnualReturn2011	1.83%
2012	rr_AnnualReturn2012	12.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.91%)
One Year	rr_AverageAnnualReturnYear01	12.03%
Since Inception	rr_AverageAnnualReturnSinceInception	16.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Class A, C and I Shares | Diamond Hill Research Opportunities Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.82%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Class A, C and I Shares | Diamond Hill Research Opportunities Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.10%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Class A, C and I Shares | Diamond Hill Research Opportunities Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	19.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009

Class A, C and I Shares | Diamond Hill Financial Long-Short Fund
Diamond Hill Financial Long-Short Fund
Investment Objective
The investment objective of the Diamond Hill Financial Long-Short Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, C and I Shares Diamond Hill Financial Long-Short Fund	Class A	Class C	Class I
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C and I Shares Diamond Hill Financial Long-Short Fund	Class A	Class C	Class I
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.25%	1.00%	none
Other expenses - Administration, accounting and custody fees	0.26%	0.26%	0.26%
Other expenses - Dividend expenses on short sales	0.20%	0.20%	0.20%
Total other expenses	0.46%	0.46%	0.46%
Total annual fund operating expenses	1.71%	2.46%	1.46%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C and I Shares Diamond Hill Financial Long-Short Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	665	1,012	1,382	2,418
Class C	349	767	1,311	2,796
Class I	149	462	797	1,746

Expense Example, No Redemption Class A, C and I Shares Diamond Hill Financial Long-Short Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	665	1,012	1,382	2,418
Class C	249	767	1,311	2,796
Class I	149	462	797	1,746

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that Diamond Hill Capital Management, Inc. ('the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund's assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund's net assets.

Once a stock is purchased or sold short, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Sector Risk Because the fund's portfolio is concentrated in the financial services industry, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund's exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31
Returns do not reflect sales charges and would be lower if they did.

Best Quarter:	2Q ‘09, +42.00%	Worst Quarter:	1Q ‘09, -29.25%

Average Annual Total Returns as of 12/31/12
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.
Average Annual Total Returns Class A, C and I Shares Diamond Hill Financial Long-Short Fund	Inception Date of Class	One Year	Five Year	Ten Year
Class A	Aug 1, 1997	20.32%	(3.54%)	2.94%
Class A After Taxes on Distributions	Aug 1, 1997	20.23%	(3.77%)	2.25%
Class A After Taxes on Distributions and Sale of Fund Shares	Aug 1, 1997	13.33%	(3.05%)	2.44%
Class C	Jun 3, 1999	24.60%	(3.31%)	2.69%
Class I	Dec 31, 2006	26.94%	(2.21%)	3.71%
S&P 1500 SuperComposite Financials Index		26.97%	(7.58%)	0.25%

Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges between classes.

After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

The S&P 1500 SuperComposite Financials Index is a market capitalization-weighted index which is comprised of companies that represent the Financial Services Sector weighting within the S&P 1500 SuperComposite. The S&P 1500 SuperComposite is a broad-based market capitalization-weighted index of 1500 U.S. companies that is comprised of the S&P 400, S&P 500 and S&P 600 Indexes.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A, C and I Shares | Diamond Hill Financial Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Financial Long-Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Financial Long-Short Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that Diamond Hill Capital Management, Inc. ('the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund's assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund's net assets.

		Once a stock is purchased or sold short, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Sector Risk Because the fund's portfolio is concentrated in the financial services industry, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund's exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund. Below are the main risks of investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return years ended 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q ‘09, +42.00%	Worst Quarter:	1Q ‘09, -29.25%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges between classes.

After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

The S&P 1500 SuperComposite Financials Index is a market capitalization-weighted index which is comprised of companies that represent the Financial Services Sector weighting within the S&P 1500 SuperComposite. The S&P 1500 SuperComposite is a broad-based market capitalization-weighted index of 1500 U.S. companies that is comprised of the S&P 400, S&P 500 and S&P 600 Indexes.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class A, C and I Shares | Diamond Hill Financial Long-Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BANCX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses - Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.26%
Other expenses - Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.20%
Total other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%
1 Year	rr_ExpenseExampleYear01	665
3 Years	rr_ExpenseExampleYear03	1,012
5 Years	rr_ExpenseExampleYear05	1,382
10 Years	rr_ExpenseExampleYear10	2,418
1 Year	rr_ExpenseExampleNoRedemptionYear01	665
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,012
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,382
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,418
2003	rr_AnnualReturn2003	41.85%
2004	rr_AnnualReturn2004	16.67%
2005	rr_AnnualReturn2005	0.25%
2006	rr_AnnualReturn2006	16.35%
2007	rr_AnnualReturn2007	(17.05%)
2008	rr_AnnualReturn2008	(44.98%)
2009	rr_AnnualReturn2009	24.73%
2010	rr_AnnualReturn2010	16.78%
2011	rr_AnnualReturn2011	(13.39%)
2012	rr_AnnualReturn2012	26.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.25%)
One Year	rr_AverageAnnualReturnYear01	20.32%
Five Year	rr_AverageAnnualReturnYear05	(3.54%)
Ten Year	rr_AverageAnnualReturnYear10	2.94%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Class A, C and I Shares | Diamond Hill Financial Long-Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSGCX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses - Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.26%
Other expenses - Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.20%
Total other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.46%
1 Year	rr_ExpenseExampleYear01	349
3 Years	rr_ExpenseExampleYear03	767
5 Years	rr_ExpenseExampleYear05	1,311
10 Years	rr_ExpenseExampleYear10	2,796
1 Year	rr_ExpenseExampleNoRedemptionYear01	249
3 Years	rr_ExpenseExampleNoRedemptionYear03	767
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,796
One Year	rr_AverageAnnualReturnYear01	24.60%
Five Year	rr_AverageAnnualReturnYear05	(3.31%)
Ten Year	rr_AverageAnnualReturnYear10	2.69%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun 3, 1999
Class A, C and I Shares | Diamond Hill Financial Long-Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHFSX
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses - Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.26%
Other expenses - Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.20%
Total other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	797
10 Years	rr_ExpenseExampleYear10	1,746
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	462
5 Years	rr_ExpenseExampleNoRedemptionYear05	797
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,746
One Year	rr_AverageAnnualReturnYear01	26.94%
Five Year	rr_AverageAnnualReturnYear05	(2.21%)
Ten Year	rr_AverageAnnualReturnYear10	3.71%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2006
Class A, C and I Shares | Diamond Hill Financial Long-Short Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.23%
Five Year	rr_AverageAnnualReturnYear05	(3.77%)
Ten Year	rr_AverageAnnualReturnYear10	2.25%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Class A, C and I Shares | Diamond Hill Financial Long-Short Fund | After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.33%
Five Year	rr_AverageAnnualReturnYear05	(3.05%)
Ten Year	rr_AverageAnnualReturnYear10	2.44%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Class A, C and I Shares | Diamond Hill Financial Long-Short Fund | S&P 1500 SuperComposite Financials Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.97%
Five Year	rr_AverageAnnualReturnYear05	(7.58%)
Ten Year	rr_AverageAnnualReturnYear10	0.25%

Class A, C and I Shares | Diamond Hill Strategic Income Fund
Diamond Hill Strategic Income Fund
Investment Objective
The investment objective of the Diamond Hill Strategic Income Fund is high current income, preservation of capital and total return over a five-year time horizon.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, C and I Shares Diamond Hill Strategic Income Fund	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	3.50%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C and I Shares Diamond Hill Strategic Income Fund	Class A	Class C	Class I
Management fees	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	1.00%	none
Other expenses	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.01%	1.76%	0.76%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C and I Shares Diamond Hill Strategic Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	449	660	888	1,543
Class C	279	554	954	2,073
Class I	78	243	422	942

Expense Example, No Redemption Class A, C and I Shares Diamond Hill Strategic Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	449	660	888	1,543
Class C	179	554	954	2,073
Class I	78	243	422	942

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategy
The fund normally invests at least 80% of its net assets in corporate fixed income securities including investment grade and non-investment grade fixed income securities. Under normal circumstances, the fund will maintain a dollar-weighted effective duration of less than five years, although it may invest in individual fixed income securities with effective durations in excess of five years.

In addition to corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. The fund will not typically invest more than 10% of its assets in securities rated at or below Caa1 by Moody's, CCC+ by Standard & Poor's or CCC by Fitch at time of purchase.

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and capital appreciation in relation to the risk borne.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Fixed Income Risk The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund's fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund's investments decreases.

Inflation Risk Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

High Yield Risk The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class I Annual Total Return years ended 12/31
Class I shares are not subject to a sales charge and returns would be lower if they were.

Best Quarter:	2Q ‘09, +16.63%	Worst Quarter:	3Q ‘08, -12.21%

Average Annual Total Returns as of 12/31/12
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Average Annual Total Returns Class A, C and I Shares Diamond Hill Strategic Income Fund	Inception Date of Class	One Year	Five Year	Ten Year
Class I	Jan 31, 2005	9.83%	8.38%	7.76%
Class I After Taxes on Distributions	Jan 31, 2005	7.62%	6.02%	5.45%
Class I After Taxes on Distributions and Sale of Fund Shares	Jan 31, 2005	6.34%	5.78%	5.34%
Class C	Sep 30, 2002	7.76%	7.22%	6.66%
Class A	Sep 30, 2002	5.73%	7.25%	7.07%
BofA Merrill Lynch U.S. Corporate and High Yield Index		11.37%	8.14%	7.19%
Consumer Price Index  All Urban Consumers from the Bureau of Labor Statistics plus 3%		4.74%	4.80%	5.41%
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index		4.43%	6.03%	5.26%

Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges.

Effective January 1, 2013, the Fund’s primary benchmark changed from the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index to the BofA Merrill Lynch U.S. Corporate and High Yield Index as it is more representative of the Fund’s current holdings.

The BofA Merrill Lynch U.S. Corporate and High Yield Index tracks the performance of U.S. dollar denominated investment grade and below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must be rated by either Moody’s, S&P or Fitch and must have an investment grade rated country of risk, at least one year remaining term to final maturity, a fixed coupon schedule and a minimum outstanding of $250 million for investment grade securities and $100 million for below investment grade securities. Index constituents are capitalization weighted by outstanding issue.

The Fund’s secondary benchmark is the Consumer Price Index – All Urban Consumers from the Bureau of Labor Statistics (CPI) plus a 3 percent risk premium to correspond with the Fund’s long-term goals of achieving returns above the rate of inflation. The CPI is an economic metric that measures prices for a basket of goods and services sold to urban consumers. The index is considered a more accurate record of prices due to higher population density within the sales area.

The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index includes a mixture of government bonds, corporate bonds and mortgage pass through securities of investment grade quality, having a maturity greater than or equal to one year.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A, C and I Shares | Diamond Hill Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Strategic Income Fund is high current income, preservation of capital and total return over a five-year time horizon.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 32 of the fund’s prospectus and the Shares of the Funds section on page 26 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests at least 80% of its net assets in corporate fixed income securities including investment grade and non-investment grade fixed income securities. Under normal circumstances, the fund will maintain a dollar-weighted effective duration of less than five years, although it may invest in individual fixed income securities with effective durations in excess of five years.

In addition to corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. The fund will not typically invest more than 10% of its assets in securities rated at or below Caa1 by Moody's, CCC+ by Standard & Poor's or CCC by Fitch at time of purchase.

		In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and capital appreciation in relation to the risk borne.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Fixed Income Risk The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund's fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund's investments decreases.

Inflation Risk Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

High Yield Risk The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return years ended 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Class I shares are not subject to a sales charge and returns would be lower if they were.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class I shares are not subject to a sales charge and returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q ‘09, +16.63%	Worst Quarter:	3Q ‘08, -12.21%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges.

Effective January 1, 2013, the Fund’s primary benchmark changed from the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index to the BofA Merrill Lynch U.S. Corporate and High Yield Index as it is more representative of the Fund’s current holdings.

The BofA Merrill Lynch U.S. Corporate and High Yield Index tracks the performance of U.S. dollar denominated investment grade and below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must be rated by either Moody’s, S&P or Fitch and must have an investment grade rated country of risk, at least one year remaining term to final maturity, a fixed coupon schedule and a minimum outstanding of $250 million for investment grade securities and $100 million for below investment grade securities. Index constituents are capitalization weighted by outstanding issue.

The Fund’s secondary benchmark is the Consumer Price Index – All Urban Consumers from the Bureau of Labor Statistics (CPI) plus a 3 percent risk premium to correspond with the Fund’s long-term goals of achieving returns above the rate of inflation. The CPI is an economic metric that measures prices for a basket of goods and services sold to urban consumers. The index is considered a more accurate record of prices due to higher population density within the sales area.

The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index includes a mixture of government bonds, corporate bonds and mortgage pass through securities of investment grade quality, having a maturity greater than or equal to one year.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class A, C and I Shares | Diamond Hill Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSIAX
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	449
3 Years	rr_ExpenseExampleYear03	660
5 Years	rr_ExpenseExampleYear05	888
10 Years	rr_ExpenseExampleYear10	1,543
1 Year	rr_ExpenseExampleNoRedemptionYear01	449
3 Years	rr_ExpenseExampleNoRedemptionYear03	660
5 Years	rr_ExpenseExampleNoRedemptionYear05	888
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,543
One Year	rr_AverageAnnualReturnYear01	5.73%
Five Year	rr_AverageAnnualReturnYear05	7.25%
Ten Year	rr_AverageAnnualReturnYear10	7.07%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Class A, C and I Shares | Diamond Hill Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSICX
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
1 Year	rr_ExpenseExampleYear01	279
3 Years	rr_ExpenseExampleYear03	554
5 Years	rr_ExpenseExampleYear05	954
10 Years	rr_ExpenseExampleYear10	2,073
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	954
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,073
One Year	rr_AverageAnnualReturnYear01	7.76%
Five Year	rr_AverageAnnualReturnYear05	7.22%
Ten Year	rr_AverageAnnualReturnYear10	6.66%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Class A, C and I Shares | Diamond Hill Strategic Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHSTX
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	942
2003	rr_AnnualReturn2003	20.71%
2004	rr_AnnualReturn2004	7.48%
2005	rr_AnnualReturn2005	2.72%
2006	rr_AnnualReturn2006	10.74%
2007	rr_AnnualReturn2007	(4.31%)
2008	rr_AnnualReturn2008	(14.55%)
2009	rr_AnnualReturn2009	32.69%
2010	rr_AnnualReturn2010	13.77%
2011	rr_AnnualReturn2011	5.53%
2012	rr_AnnualReturn2012	9.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.21%)
One Year	rr_AverageAnnualReturnYear01	9.83%
Five Year	rr_AverageAnnualReturnYear05	8.38%
Ten Year	rr_AverageAnnualReturnYear10	7.76%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005
Class A, C and I Shares | Diamond Hill Strategic Income Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.62%
Five Year	rr_AverageAnnualReturnYear05	6.02%
Ten Year	rr_AverageAnnualReturnYear10	5.45%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005
Class A, C and I Shares | Diamond Hill Strategic Income Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.34%
Five Year	rr_AverageAnnualReturnYear05	5.78%
Ten Year	rr_AverageAnnualReturnYear10	5.34%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005
Class A, C and I Shares | Diamond Hill Strategic Income Fund | BofA Merrill Lynch U.S. Corporate and High Yield Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.37%
Five Year	rr_AverageAnnualReturnYear05	8.14%
Ten Year	rr_AverageAnnualReturnYear10	7.19%
Class A, C and I Shares | Diamond Hill Strategic Income Fund | Consumer Price Index  All Urban Consumers from the Bureau of Labor Statistics plus 3%
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.74%
Five Year	rr_AverageAnnualReturnYear05	4.80%
Ten Year	rr_AverageAnnualReturnYear10	5.41%
Class A, C and I Shares | Diamond Hill Strategic Income Fund | BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.43%
Five Year	rr_AverageAnnualReturnYear05	6.03%
Ten Year	rr_AverageAnnualReturnYear10	5.26%

Class Y Shares | Diamond Hill Small Cap Fund
Diamond Hill Small Cap Fund
Investment Objective
The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Shares Diamond Hill Small Cap Fund Class Y
Management fees	0.80%
Distribution (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.91%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Small Cap Fund Class Y	93	290	504	1,120

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Small Cap Fund Class Y	93	290	504	1,120

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. Small cap companies are defined as companies with market capitalizations at the time of purchase below $2.5 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase. The capitalization range of the Russell 2000 Index is between $101 million and $2.608 billion as of May 31, 2012. The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Class Y Annual Total Return years ended 12/31

Best Quarter:	2Q '03, +28.68%	Worst Quarter:	4Q '08, -22.15%

Average Annual Total Returns as of 12/31/12
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Average Annual Total Returns Class Y Shares Diamond Hill Small Cap Fund	Inception Date of Class	One Year	Five Year	Ten Year
Class Y	Dec 30, 2011	13.34%	4.31%	10.79%
Class Y Return after Taxes on Distributions	Dec 30, 2011	12.59%	3.96%	10.36%
Class Y Return after Taxes on Distributions and Sales of Fund Shares	Dec 30, 2011	9.66%	3.66%	9.56%
Russell 2000 Index		16.35%	3.56%	9.72%

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 12/29/2000. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class Y Shares | Diamond Hill Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. Small cap companies are defined as companies with market capitalizations at the time of purchase below $2.5 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase. The capitalization range of the Russell 2000 Index is between $101 million and $2.608 billion as of May 31, 2012. The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

		Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q '03, +28.68%	Worst Quarter:	4Q '08, -22.15%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 12/29/2000. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class Y Shares | Diamond Hill Small Cap Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHSYX
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	290
5 Years	rr_ExpenseExampleNoRedemptionYear05	504
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
2003	rr_AnnualReturn2003	50.18%
2004	rr_AnnualReturn2004	29.26%
2005	rr_AnnualReturn2005	12.90%
2006	rr_AnnualReturn2006	7.03%
2007	rr_AnnualReturn2007	(3.79%)
2008	rr_AnnualReturn2008	(25.99%)
2009	rr_AnnualReturn2009	28.92%
2010	rr_AnnualReturn2010	22.99%
2011	rr_AnnualReturn2011	(7.17%)
2012	rr_AnnualReturn2012	13.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.15%)
One Year	rr_AverageAnnualReturnYear01	13.34%
Five Year	rr_AverageAnnualReturnYear05	4.31%
Ten Year	rr_AverageAnnualReturnYear10	10.79%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Small Cap Fund | Return after Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.59%
Five Year	rr_AverageAnnualReturnYear05	3.96%
Ten Year	rr_AverageAnnualReturnYear10	10.36%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Small Cap Fund | Return after Taxes on Distributions and Sales of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.66%
Five Year	rr_AverageAnnualReturnYear05	3.66%
Ten Year	rr_AverageAnnualReturnYear10	9.56%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Small Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.35%
Five Year	rr_AverageAnnualReturnYear05	3.56%
Ten Year	rr_AverageAnnualReturnYear10	9.72%

Class Y Shares | Diamond Hill Small-Mid Cap Fund
Diamond Hill Small-Mid Cap Fund
Investment Objective
The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Shares Diamond Hill Small-Mid Cap Fund Class Y
Management fees	0.75%
Distribution (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.86%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Small-Mid Cap Fund Class Y	88	274	477	1,061

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Small-Mid Cap Fund Class Y	88	274	477	1,061

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that the Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. Small and mid-cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index at the time of purchase. The capitalization range of the Russell 2500 Index is between $101 million and $6.345 billion as of May 31, 2012. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class Y Annual Total Return years ended 12/31

Best Quarter:	2Q '09, +30.19%	Worst Quarter:	4Q '08, -24.08%

Average Annual Total Returns as of 12/31/12
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Average Annual Total Returns Class Y Shares Diamond Hill Small-Mid Cap Fund	Inception Date of Class	One Year	Five Year	Since Inception
Class Y	Dec 30, 2011	15.84%	6.11%	5.60%
Class Y Return after Taxes on Distributions	Dec 30, 2011	15.25%	5.86%	5.30%
Class Y Return after Taxes on Distributions and Sales of Fund Shares	Dec 30, 2011	11.01%	5.23%	4.77%
Russell 2500 Index		17.88%	4.34%	5.52%

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 12/30/2005. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class Y Shares | Diamond Hill Small-Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Small-Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that the Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. Small and mid-cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index at the time of purchase. The capitalization range of the Russell 2500 Index is between $101 million and $6.345 billion as of May 31, 2012. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

		Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q '09, +30.19%	Worst Quarter:	4Q '08, -24.08%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 12/30/2005. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class Y Shares | Diamond Hill Small-Mid Cap Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHMYX
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
5 Years	rr_ExpenseExampleNoRedemptionYear05	477
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
2006	rr_AnnualReturn2006	9.81%
2007	rr_AnnualReturn2007	(0.91%)
2008	rr_AnnualReturn2008	(30.01%)
2009	rr_AnnualReturn2009	40.77%
2010	rr_AnnualReturn2010	23.03%
2011	rr_AnnualReturn2011	(4.19%)
2012	rr_AnnualReturn2012	15.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.08%)
One Year	rr_AverageAnnualReturnYear01	15.84%
Five Year	rr_AverageAnnualReturnYear05	6.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Small-Mid Cap Fund | Return after Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.25%
Five Year	rr_AverageAnnualReturnYear05	5.86%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Small-Mid Cap Fund | Return after Taxes on Distributions and Sales of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.01%
Five Year	rr_AverageAnnualReturnYear05	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Small-Mid Cap Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.88%
Five Year	rr_AverageAnnualReturnYear05	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%

Class Y Shares | Diamond Hill Large Cap Fund
Diamond Hill Large Cap Fund
Investment Objective:
The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Shares Diamond Hill Large Cap Fund Class Y
Management fees	0.55%
Distribution (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.66%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Large Cap Fund Class Y	67	211	368	822

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Large Cap Fund Class Y	67	211	368	822

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. Large cap companies are defined as companies with market capitalizations at the time of purchase of $5 billion or greater, or in the range of those market capitalizations of companies included in the Russell 1000 Index at the time of purchase. The capitalization range of the Russell 1000 Index is between $1.354 billion and $540.213 billion as of May 31, 2012. The size of the companies included in the Russell 1000 Index will change with market conditions.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class Y Annual Total Return years ended 12/31

Best Quarter:	2Q '09, +17.90%	Worst Quarter:	4Q '08, -21.56%

Average Annual Total Returns as of 12/31/12
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Average Annual Total Returns Class Y Shares Diamond Hill Large Cap Fund	Inception Date of Class	One Year	Five Year	Ten Year
Class Y	Dec 30, 2011	12.79%	1.61%	9.33%
Class Y Return after Taxes on Distributions	Dec 30, 2011	12.46%	1.42%	9.04%
Class Y Return after Taxes on Distributions and Sales of Fund Shares	Dec 30, 2011	8.75%	1.34%	8.23%
Russell 1000 Index		16.42%	1.92%	7.52%

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 6/29/2001. Class Y performance has been adjusted to reflect differences in sales charges.

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class Y Shares | Diamond Hill Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Large Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. Large cap companies are defined as companies with market capitalizations at the time of purchase of $5 billion or greater, or in the range of those market capitalizations of companies included in the Russell 1000 Index at the time of purchase. The capitalization range of the Russell 1000 Index is between $1.354 billion and $540.213 billion as of May 31, 2012. The size of the companies included in the Russell 1000 Index will change with market conditions.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

		Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q '09, +17.90%	Worst Quarter:	4Q '08, -21.56%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 6/29/2001. Class Y performance has been adjusted to reflect differences in sales charges.

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class Y Shares | Diamond Hill Large Cap Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHLYX
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	211
5 Years	rr_ExpenseExampleNoRedemptionYear05	368
10 Years	rr_ExpenseExampleNoRedemptionYear10	822
2003	rr_AnnualReturn2003	31.92%
2004	rr_AnnualReturn2004	21.12%
2005	rr_AnnualReturn2005	16.19%
2006	rr_AnnualReturn2006	15.06%
2007	rr_AnnualReturn2007	5.42%
2008	rr_AnnualReturn2008	(34.06%)
2009	rr_AnnualReturn2009	30.21%
2010	rr_AnnualReturn2010	9.29%
2011	rr_AnnualReturn2011	2.35%
2012	rr_AnnualReturn2012	12.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.56%)
One Year	rr_AverageAnnualReturnYear01	12.79%
Five Year	rr_AverageAnnualReturnYear05	1.61%
Ten Year	rr_AverageAnnualReturnYear10	9.33%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Large Cap Fund | Return after Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.46%
Five Year	rr_AverageAnnualReturnYear05	1.42%
Ten Year	rr_AverageAnnualReturnYear10	9.04%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Large Cap Fund | Return after Taxes on Distributions and Sales of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.75%
Five Year	rr_AverageAnnualReturnYear05	1.34%
Ten Year	rr_AverageAnnualReturnYear10	8.23%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Large Cap Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Year	rr_AverageAnnualReturnYear05	1.92%
Ten Year	rr_AverageAnnualReturnYear10	7.52%

Class Y Shares | Diamond Hill Select Fund
Diamond Hill Select Fund
Investment Objective
The investment objective of the Diamond Hill Select Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Shares Diamond Hill Select Fund Class Y
Management fees	0.70%
Distribution (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.81%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Select Fund Class Y	83	259	450	1,002

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Select Fund Class Y	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets in 30 to 40 select U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class Y Annual Total Return years ended 12/31

Best Quarter:	2Q ’09, +19.60%	Worst Quarter:	4Q ’08, -20.73%

Average Annual Total Returns as of 12/31/12
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Average Annual Total Returns Class Y Shares Diamond Hill Select Fund	Inception Date of Class	One Year	Five Year	Since Inception
Class Y	Dec 30, 2011	11.69%	1.44%	3.70%
Class Y Return after Taxes on Distributions	Dec 30, 2011	11.10%	1.18%	3.00%
Class Y Return after Taxes on Distributions and Sales of Fund Shares	Dec 30, 2011	8.37%	1.18%	2.90%
Russell 3000 Index		16.42%	2.04%	4.34%

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 12/30/2005. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class Y Shares | Diamond Hill Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Select Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests its assets in 30 to 40 select U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

		Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q ’09, +19.60%	Worst Quarter:	4Q ’08, -20.73%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 12/30/2005. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class Y Shares | Diamond Hill Select Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHTYX
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	259
5 Years	rr_ExpenseExampleNoRedemptionYear05	450
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,002
2006	rr_AnnualReturn2006	13.66%
2007	rr_AnnualReturn2007	5.63%
2008	rr_AnnualReturn2008	(32.68%)
2009	rr_AnnualReturn2009	32.26%
2010	rr_AnnualReturn2010	10.83%
2011	rr_AnnualReturn2011	(2.53%)
2012	rr_AnnualReturn2012	11.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.73%)
One Year	rr_AverageAnnualReturnYear01	11.69%
Five Year	rr_AverageAnnualReturnYear05	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Select Fund | Return after Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.10%
Five Year	rr_AverageAnnualReturnYear05	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Select Fund | Return after Taxes on Distributions and Sales of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.37%
Five Year	rr_AverageAnnualReturnYear05	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Select Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Year	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%

Class Y Shares | Diamond Hill Long-Short Fund
Diamond Hill Long-Short Fund
Investment Objective
The investment objective of the Diamond Hill Long-Short Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Y Shares Diamond Hill Long-Short Fund Class Y
Management fees		0.90%
Distribution (12b-1) fees		none
Other expenses - Administration, accounting and custody fees		0.11%
Other expenses - Dividend expenses on short sales		0.34%
Total other expenses	[1]	0.45%
Total annual fund operating expenses		1.35%
[1]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Long-Short Fund Class Y	137	428	739	1,624

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Long-Short Fund Class Y	137	428	739	1,624

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual security selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund's assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund's net assets.

Once an equity security is purchased or sold short, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies an equity security that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall equity market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund's exposure to domestic stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class Y Annual Total Return years ended 12/31

Best Quarter:	2Q '03, +19.44%	Worst Quarter:	4Q '08, -15.56%

Average Annual Total Returns as of 12/31/12
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Average Annual Total Returns Class Y Shares Diamond Hill Long-Short Fund	Inception Date of Class	One Year	Five Year	Ten Year
Class Y	Dec 30, 2011	8.95%	0.15%	7.80%
Class Y Return after Taxes on Distributions	Dec 30, 2011	8.87%	0.08%	7.50%
Class Y Return after Taxes on Distributions and Sales of Fund Shares	Dec 30, 2011	5.93%	0.11%	6.77%
Russell 1000 Index		16.42%	1.92%	7.52%
50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index		8.11%	1.66%	4.87%

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 6/30/2000. Class Y performance has been adjusted to reflect differences in sales charges.

After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

The Fund’s primary benchmark, the Russell 1000, is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the largest 1,000 U.S. companies, based on total market capitalization basis.

The Fund’s secondary benchmark is a blended index representing a 50% weighting of the Russell 1000 index as described above, and a 50% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class Y Shares | Diamond Hill Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Long-Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Long-Short Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual security selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund's assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund's net assets.

		Once an equity security is purchased or sold short, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies an equity security that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall equity market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund's exposure to domestic stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund's annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q '03, +19.44%	Worst Quarter:	4Q '08, -15.56%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 6/30/2000. Class Y performance has been adjusted to reflect differences in sales charges.

After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

The Fund’s primary benchmark, the Russell 1000, is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the largest 1,000 U.S. companies, based on total market capitalization basis.

The Fund’s secondary benchmark is a blended index representing a 50% weighting of the Russell 1000 index as described above, and a 50% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Class Y Shares | Diamond Hill Long-Short Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIAYX
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses - Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.11%
Other expenses - Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.34%
Total other expenses	rr_OtherExpensesOverAssets	0.45% [1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	428
5 Years	rr_ExpenseExampleNoRedemptionYear05	739
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,624
2003	rr_AnnualReturn2003	22.91%
2004	rr_AnnualReturn2004	16.86%
2005	rr_AnnualReturn2005	21.46%
2006	rr_AnnualReturn2006	16.89%
2007	rr_AnnualReturn2007	3.14%
2008	rr_AnnualReturn2008	(23.65%)
2009	rr_AnnualReturn2009	17.93%
2010	rr_AnnualReturn2010	(0.31%)
2011	rr_AnnualReturn2011	3.01%
2012	rr_AnnualReturn2012	8.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.56%)
One Year	rr_AverageAnnualReturnYear01	8.95%
Five Year	rr_AverageAnnualReturnYear05	0.15%
Ten Year	rr_AverageAnnualReturnYear10	7.80%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Long-Short Fund | Return after Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.87%
Five Year	rr_AverageAnnualReturnYear05	0.08%
Ten Year	rr_AverageAnnualReturnYear10	7.50%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Long-Short Fund | Return after Taxes on Distributions and Sales of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.93%
Five Year	rr_AverageAnnualReturnYear05	0.11%
Ten Year	rr_AverageAnnualReturnYear10	6.77%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Long-Short Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Year	rr_AverageAnnualReturnYear05	1.92%
Ten Year	rr_AverageAnnualReturnYear10	7.52%
Class Y Shares | Diamond Hill Long-Short Fund | 50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.11%
Five Year	rr_AverageAnnualReturnYear05	1.66%
Ten Year	rr_AverageAnnualReturnYear10	4.87%

[1]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Class Y Shares | Diamond Hill Research Opportunities Fund
Diamond Hill Research Opportunities Fund
Investment Objective
The investment objective of the Diamond Hill Research Opportunities Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Shares Diamond Hill Research Opportunities Fund Class Y
Management fees	1.00%
Distribution (12b-1) fees	none
Other expenses - Administration, accounting and custody fees	0.11%
Other expenses - Dividend expenses on short sales	0.10%
Total other expenses	0.21%
Total annual fund operating expenses	1.21%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Research Opportunities Fund Class Y	123	384	665	1,466

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Research Opportunities Fund Class Y	123	384	665	1,466

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments. The fund invests primarily in common and preferred stocks.

The fund is managed by a team of research analysts of Diamond Hill Capital Management, Inc. (the “Adviser”), each of whom is a Co-manager of the fund. Research analysts are organized into sector teams. Within the sector teams, each analyst is assigned assets and is responsible for an industry-specific portion of the portfolio (the “Sleeve”). Each Co-manager is directly responsible for selecting securities and determining security weights within their respective sleeves.

In evaluating U.S. equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.

The fund may sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Small Cap and Mid Cap Company Risk Investments in small cap and mid-cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, many of the fund’s Portfolio Managers have no experience managing a mutual fund.

Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality may also affect liquidity and make it difficult for the fund to sell the security.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2012, the bar chart and table reflect the past performance of Diamond Hill Research Partners, L.P. (the “Research Partnership”), a private fund managed with full investment authority by the fund’s Adviser and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Research Partnership were converted into assets of the fund prior to commencement of operations of the fund. The performance of the Research Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Research Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Research Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2012 is measured from March 31, 2009, the inception of the Research Partnership and is not the performance of the fund. The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class Y Annual Total Return years ended 12/31

Best Quarter:	1Q '12, +13.37%	Worst Quarter:	3Q '11, -10.88%

Average Annual Total Returns as of 12/31/12
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are not provided prior to one year because the Research Partnership’s tax treatment was different than that of a registered investment company.
Average Annual Total Returns Class Y Shares Diamond Hill Research Opportunities Fund	Inception Date of Class	One Year	Since Inception 3/31/09
Class Y	Dec 30, 2011	12.17%	17.06%
Class Y Return after Taxes on Distributions	Dec 30, 2011	11.94%
Class Y Return after Taxes on Distributions and Sales of Fund Shares	Dec 30, 2011	8.22%
Russell 3000 Index		16.42%	19.96%

The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class Y Shares | Diamond Hill Research Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Research Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Research Opportunities Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments. The fund invests primarily in common and preferred stocks.

The fund is managed by a team of research analysts of Diamond Hill Capital Management, Inc. (the “Adviser”), each of whom is a Co-manager of the fund. Research analysts are organized into sector teams. Within the sector teams, each analyst is assigned assets and is responsible for an industry-specific portion of the portfolio (the “Sleeve”). Each Co-manager is directly responsible for selecting securities and determining security weights within their respective sleeves.

In evaluating U.S. equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.

		The fund may sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Small Cap and Mid Cap Company Risk Investments in small cap and mid-cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, many of the fund’s Portfolio Managers have no experience managing a mutual fund.

		Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality may also affect liquidity and make it difficult for the fund to sell the security.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2012, the bar chart and table reflect the past performance of Diamond Hill Research Partners, L.P. (the “Research Partnership”), a private fund managed with full investment authority by the fund’s Adviser and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Research Partnership were converted into assets of the fund prior to commencement of operations of the fund. The performance of the Research Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Research Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Research Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2012 is measured from March 31, 2009, the inception of the Research Partnership and is not the performance of the fund. The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1Q '12, +13.37%	Worst Quarter:	3Q '11, -10.88%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Prior to calendar year 2012, the bar chart and table reflect the past performance of Diamond Hill Research Partners, L.P. (the “Research Partnership”), a private fund managed with full investment authority by the fund’s Adviser and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are not provided prior to one year because the Research Partnership’s tax treatment was different than that of a registered investment company.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are not provided prior to one year because the Research Partnership’s tax treatment was different than that of a registered investment company.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class Y Shares | Diamond Hill Research Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DROYX
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses - Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.11%
Other expenses - Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.10%
Total other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,466
1 Year	rr_ExpenseExampleNoRedemptionYear01	123
3 Years	rr_ExpenseExampleNoRedemptionYear03	384
5 Years	rr_ExpenseExampleNoRedemptionYear05	665
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,466
2010	rr_AnnualReturn2010	11.75%
2011	rr_AnnualReturn2011	1.98%
2012	rr_AnnualReturn2012	12.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.88%)
One Year	rr_AverageAnnualReturnYear01	12.17%
Since Inception 3/31/09	rr_AverageAnnualReturnSinceInception	17.06%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Research Opportunities Fund | Return after Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.94%
Since Inception 3/31/09	rr_AverageAnnualReturnSinceInception
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Research Opportunities Fund | Return after Taxes on Distributions and Sales of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.22%
Since Inception 3/31/09	rr_AverageAnnualReturnSinceInception
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Research Opportunities Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception 3/31/09	rr_AverageAnnualReturnSinceInception	19.96%

Class Y Shares | Diamond Hill Strategic Income Fund
Diamond Hill Strategic Income Fund
Investment Objective
The investment objective of the Diamond Hill Strategic Income Fund is high current income, preservation of capital and total return over a five-year time horizon.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Shares Diamond Hill Strategic Income Fund Class Y
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.61%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Strategic Income Fund Class Y	62	195	340	762

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Strategic Income Fund Class Y	62	195	340	762

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategy
The fund normally invests at least 80% of its net assets in corporate fixed income securities including investment grade and non-investment grade fixed income securities. Under normal circumstances, the fund will maintain a dollar-weighted effective duration of less than five years, although it may invest in individual fixed income securities with effective durations in excess of five years.

In addition to corporate bonds, the fund may invest in other debt securities, such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. The fund will not typically invest more than 10% of its assets in securities rated at or below Caa1 by Moody's, CCC+ by Standard & Poor's or CCC by Fitch at time of purchase.

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exists in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and capital appreciation in relation to the risk borne.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Fixed Income Risk The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund's fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund's investments decreases.

Inflation Risk Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

High Yield Risk The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class Y Annual Total Return years ended 12/31

Best Quarter:	2Q '09, +16.64%	Worst Quarter:	3Q '08, -12.28%

Average Annual Total Returns as of 12/31/12
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Average Annual Total Returns Class Y Shares Diamond Hill Strategic Income Fund	Inception Date of Class	One Year	Five Year	Ten Year
Class Y	Dec 30, 2011	9.90%	8.09%	7.48%
Class Y Return after Taxes on Distributions	Dec 30, 2011	7.63%	5.83%	5.27%
Class Y Return after Taxes on Distributions and Sales of Fund Shares	Dec 30, 2011	6.38%	5.60%	5.16%
BofA Merrill Lynch U.S. Corporate and High Yield Index		11.37%	8.14%	7.19%
Consumer Price Index  All Urban Consumers from the Bureau of Labor Statistics plus 3%		4.74%	4.80%	5.41%
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index		4.43%	6.03%	5.26%

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 9/30/2002. Class Y performance has been adjusted to reflect differences in sales charges.

Effective January 1, 2013, the Fund’s primary benchmark changed from the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index to the BofA Merrill Lynch U.S. Corporate and High Yield Index as it is more representative of the Fund’s current holdings.

The BofA Merrill Lynch U.S. Corporate and High Yield Index tracks the performance of U.S. dollar denominated investment grade and below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must be rated by either Moody’s, S&P or Fitch and must have an investment grade rated country of risk, at least one year remaining term to final maturity, a fixed coupon schedule and a minimum outstanding of $250 million for investment grade securities and $100 million for below investment grade securities. Index constituents are capitalization weighted by outstanding issue.

The Fund’s secondary benchmark is the Consumer Price Index – All Urban Consumers from the Bureau of Labor Statistics (CPI) plus a 3 percent risk premium to correspond with the Fund’s long-term goals of achieving returns above the rate of inflation. The CPI is an economic metric that measures prices for a basket of goods and services sold to urban consumers. The index is considered a more accurate record of prices due to higher population density within the sales area.

The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index includes a mixture of government bonds, corporate bonds and mortgage pass through securities of investment grade quality, having a maturity greater than or equal to one year.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class Y Shares | Diamond Hill Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Strategic Income Fund is high current income, preservation of capital and total return over a five-year time horizon.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests at least 80% of its net assets in corporate fixed income securities including investment grade and non-investment grade fixed income securities. Under normal circumstances, the fund will maintain a dollar-weighted effective duration of less than five years, although it may invest in individual fixed income securities with effective durations in excess of five years.

In addition to corporate bonds, the fund may invest in other debt securities, such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. The fund will not typically invest more than 10% of its assets in securities rated at or below Caa1 by Moody's, CCC+ by Standard & Poor's or CCC by Fitch at time of purchase.

		In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exists in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and capital appreciation in relation to the risk borne.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Fixed Income Risk The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund's fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund's investments decreases.

Inflation Risk Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

High Yield Risk The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q '09, +16.64%	Worst Quarter:	3Q '08, -12.28%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 9/30/2002. Class Y performance has been adjusted to reflect differences in sales charges.

Effective January 1, 2013, the Fund’s primary benchmark changed from the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index to the BofA Merrill Lynch U.S. Corporate and High Yield Index as it is more representative of the Fund’s current holdings.

The BofA Merrill Lynch U.S. Corporate and High Yield Index tracks the performance of U.S. dollar denominated investment grade and below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must be rated by either Moody’s, S&P or Fitch and must have an investment grade rated country of risk, at least one year remaining term to final maturity, a fixed coupon schedule and a minimum outstanding of $250 million for investment grade securities and $100 million for below investment grade securities. Index constituents are capitalization weighted by outstanding issue.

The Fund’s secondary benchmark is the Consumer Price Index – All Urban Consumers from the Bureau of Labor Statistics (CPI) plus a 3 percent risk premium to correspond with the Fund’s long-term goals of achieving returns above the rate of inflation. The CPI is an economic metric that measures prices for a basket of goods and services sold to urban consumers. The index is considered a more accurate record of prices due to higher population density within the sales area.

The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index includes a mixture of government bonds, corporate bonds and mortgage pass through securities of investment grade quality, having a maturity greater than or equal to one year.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class Y Shares | Diamond Hill Strategic Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSIYX
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	195
5 Years	rr_ExpenseExampleNoRedemptionYear05	340
10 Years	rr_ExpenseExampleNoRedemptionYear10	762
2003	rr_AnnualReturn2003	20.70%
2004	rr_AnnualReturn2004	7.47%
2005	rr_AnnualReturn2005	2.41%
2006	rr_AnnualReturn2006	10.26%
2007	rr_AnnualReturn2007	(4.78%)
2008	rr_AnnualReturn2008	(14.79%)
2009	rr_AnnualReturn2009	32.13%
2010	rr_AnnualReturn2010	13.33%
2011	rr_AnnualReturn2011	5.21%
2012	rr_AnnualReturn2012	9.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.28%)
One Year	rr_AverageAnnualReturnYear01	9.90%
Five Year	rr_AverageAnnualReturnYear05	8.09%
Ten Year	rr_AverageAnnualReturnYear10	7.48%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Strategic Income Fund | Return after Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.63%
Five Year	rr_AverageAnnualReturnYear05	5.83%
Ten Year	rr_AverageAnnualReturnYear10	5.27%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Strategic Income Fund | Return after Taxes on Distributions and Sales of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.38%
Five Year	rr_AverageAnnualReturnYear05	5.60%
Ten Year	rr_AverageAnnualReturnYear10	5.16%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
Class Y Shares | Diamond Hill Strategic Income Fund | BofA Merrill Lynch U.S. Corporate and High Yield Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.37%
Five Year	rr_AverageAnnualReturnYear05	8.14%
Ten Year	rr_AverageAnnualReturnYear10	7.19%
Class Y Shares | Diamond Hill Strategic Income Fund | Consumer Price Index  All Urban Consumers from the Bureau of Labor Statistics plus 3%
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.74%
Five Year	rr_AverageAnnualReturnYear05	4.80%
Ten Year	rr_AverageAnnualReturnYear10	5.41%
Class Y Shares | Diamond Hill Strategic Income Fund | BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.43%
Five Year	rr_AverageAnnualReturnYear05	6.03%
Ten Year	rr_AverageAnnualReturnYear10	5.26%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013